Note 3 - Going Concern (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
ABN Bank [Member] | Funding for Commitments for Vessel Acquisitions [Member]
Proceeds from Lines of Credit	$ 20,000
Revolving Credit Facility [Member] | Family Trading Inc [Member]
Line of Credit Facility, Remaining Borrowing Capacity	7,950
Working Capital (Deficit)	18,863
Commitments for Vessel Aquisitions	$ 23,100